Income taxes - Reconciliation between statutory tax and effective tax charge (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Profit (loss) before taxation	€ 5,778	€ 6,489	€ 10,228
Tax rate (IRES) (%)	24.00%	24.00%	24.00%
Statutory corporation tax charge (credit) on profit or loss	€ 1,387	€ 1,557	€ 2,455
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	1,692	3,452	3,036
- tax effect on reserve distribution	50	147	106
- impact pursuant to foreign tax effects of italian entities	47	108	14
- effect due to the tax regime provided for intercompany dividends	46	82	7
- tax effects related to previous years	9	6	48
- Italian regional income tax (IRAP)	56	(15)	91
- effect of the valuation of the investments under the equity method	(30)	(30)	(26)
- impact pursuant to (reversal) impairment of deferred tax assets	(260)	(1,470)	(221)
- effect of gains from sale / business combination		(38)	(96)
- other adjustments	23	(74)	(46)
Net tax effect	1,633	2,168	2,913
Income tax expense	3,020	3,725	5,368
Exploration & Production
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	€ 1,653	€ 3,403	€ 3,026